SUPPLEMENT DATED OCTOBER 6, 2008
TO
PROSPECTUS DATED AUGUST 1, 2008
FOR
SUN EXECUTIVE VARIABLE UNIVERSAL LIFE
ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT D

I.	The following underlying Funds are added and available for investment by the Variable Sub-Accounts[1]:

ASSET ALLOCATION	INTERNATIONAL/GLOBAL EQUITY
AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B)	American Funds Insurance Series® International Fund (Class 2)
BlackRock Global Allocation V.I. Fund (Class III)	American Funds Insurance Series® Global Growth Fund (Class 2)
Fidelity VIP Balanced Portfolio (Service Class 2)	American Funds Insurance Series® Global Growth-Income Fund (Class 2)
Franklin Templeton VIP Founding Funds Allocation Fund (Class 2)	MFS® International Growth Portfolio (Service Class)
SCSM Ibbotson Moderate Fund (Initial Class)[2]	SCSM AllianceBernstein International Value Fund (Initial Class)
SCSM Ibbotson Balanced Fund (Initial Class)[2]	Templeton Growth Securities Fund (Class 2)
SCSM Ibbotson Growth Fund (Initial Class)[2]	INTERNATIONAL/GLOBAL SMALL/MID CAP EQUITY
Van Kampen UIF Equity & Income Portfolio (Class II Shares)	American Funds Insurance Series® Global Small Capitalization Fund (Class 2)
HIGH YIELD BOND	LARGE CAP EQUITY
American Funds Insurance Series® High-Income Bond Fund (Class 2)	AllianceBernstein VPS Wealth Appreciation Strategy Portfolio (Class B)
INFLATION-PROTECTED BOND	American Funds Insurance Series® Growth-Income Fund (Class 2)
SCSM BlackRock Inflation Protected Bond Fund (Initial Class)	American Funds Insurance Series® Growth Fund (Class 2)
INTERMEDIATE TERM BOND	American Funds Insurance Series® Blue Chip Income and Growth Fund (Class 2)
American Funds Insurance Series® Bond Fund (Class 2)	SCSM Oppenheimer Large Cap Core Fund (Initial Class)
MFS® Government Securities Portfolio (Service Class)	MID CAP EQUITY
SCSM PIMCO Total Return Fund (Initial Class)	Van Kampen UIF Mid Cap Growth Portfolio (Class II Shares)
SMALL CAP EQUITY	Van Kampen UIF U.S. Mid Cap Value Portfolio (Class II Shares)
SCSM AIM Small Cap Growth Fund (Initial Class)
SCSM Dreman Small Cap Value Fund (Initial Class)

1Information about the structure and investment objectives of the underlying Funds is available in the prospectuses for the underlying Funds.
2These are Fund of Funds investment options and the expenses of these Funds include the Fund-level expenses of the underlying Funds as well.  These investment options may be more expensive than Funds that do not invest in other Funds.

II.           AllianceBernstein L.P. advises the AllianceBernstein VPS Portfolios and subadvises the SCSM AllianceBernstein International Value Fund.  Capital Research and Management Company advises the American Fund Insurance Series® Funds.  BlackRock Advisors, LLC advises the BlackRock Global Allocation V.I. Fund (with BlackRock Investment Management, LLC and BlackRock Asset Management U.K. Limited serving as sub-advisers).  Templeton Global Advisors Limited advises Templeton Growth Securities Fund.  Franklin Templeton Services, LLC administers the Franklin Templeton Founding Funds Allocation Fund (with the following advising the underlying portfolios of the Fund:  Franklin Advisers, Inc. advising the Franklin Income Securities Fund, Franklin Mutual Advisers LLC advising Mutual Shares Securities Fund and Templeton Global Advisers Limited advising Templeton Growth Securities Fund).  Franklin Mutual Advisers LLC advises the Franklin Mutual Shares Securities Fund.  Morgan Stanley Investment Management Inc. advises the Van Kampen UIF Portfolios.  Invesco Aim Advisors, Inc. subadvises SCSM AIM Small Cap Growth Fund.  BlackRock Financial Management, Inc. subadvises SCSM BlackRock Inflation Protected Bond Fund.  Dreman Value Management, LLC subadvises SCSM Dreman Small Cap Value Fund.  Ibbotson Associates, Inc. subadvises SCSM Ibbotson Balanced Fund, SCSM Ibbotson Growth Fund and SCSM Ibbotson Moderate Fund.  OppenheimerFunds, Inc. subadvises SCSM Oppenheimer Large Cap Core Fund.  Pacific Investment Management Company LLC subadvises SCSM PIMCO Total Return Fund.

III.	For Policies issued on or after October 6, 2008, the following underlying Funds are not available for investment by the Variable Sub-Accounts:

AllianceBernstein VPS International Value Portfolio, Goldman Sachs VIT Structured U.S. Equity Fund, Oppenheimer Main Street Fund/VA, PIMCO VIT Real Return Portfolio, PIMCO VIT Total Return Portfolio, Franklin U.S. Government Fund and Wanger USA.

IV.           Fidelity VIP Freedom 2015 Portfolio, Fidelity VIP Freedom 2020 Portfolio and Fidelity VIP Freedom 2030 Portfolio are Fund of Funds investment options.

V.           The Total Annual Fund Operating Expenses Table within the prospectus is replaced with the following:

TOTAL ANNUAL FUND OPERATING EXPENSES (deducted by each Fund of the average daily net asset value of each Fund)	Minimum	Maximum
Total Annual Fund Expenses (expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.35%	2.15%

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.